TAXES ON INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate			20.00%
Corporate tax rate beginning 2018			21.00%
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate			24.00%	25.00%	26.50%
Operating tax loss carryforward of parent and subsidiary			$ 79,000
NIS [Member] | Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate		23.00%	24.00%
NIS [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	26.50%
NIS [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.00%